Share-Based Compensation - Stock option activity (Details)					12 Months Ended
	Sep. 25, 2020 $ / shares	Aug. 11, 2020 $ / shares	Mar. 31, 2020 $ / shares	Sep. 23, 2019 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Granted | $					150,940
Number of units/shares, Forfeited | $					(1,797)
Number of units/shares, Expired | $					(149,143)
Weighted average exercise price, Granted					$ 20.49
Weighted average exercise price, Forfeited					20.49
Weighted average exercise price, Expired					$ 20.49
Weighted average remaining contractual term, Granted (in years)					6 years 1 month 9 days
Stock Option 2019 Plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Balance						578,468
Number of units/shares, Granted				6,000,000			163,500	2,226,690
Number of units/shares, Exercised						(524,387)	(1,574,869)
Number of units/shares, Forfeited							(236,853)
Number of units/shares, Expired						(54,081)
Number of units/shares, Balance							578,468
Weighted average exercise price, Balance						$ 2.36
Weighted average exercise price, Granted	$ 3.35	$ 3.9	$ 2.74				$ 3.05	$ 2.27
Weighted average exercise price, Exercised						2.37	2.32
Weighted average exercise price, Forfeited							2.30
Weighted average exercise price, Expired						$ 2.27
Weighted average exercise price, Balance							$ 2.36
Weighted average remaining contractual term, Granted (in years)							10 months 17 days	1 year 6 months
Weighted average remaining contractual term, Balance (in years)						0 years	6 months 14 days
CMVT | Stock options 2021 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Balance | $					2,671,000
Number of units/shares, Granted | $						2,791,000
Number of units/shares, Forfeited | $					(380,000)	(120,000)
Number of units/shares, Balance | $					2,291,000	2,671,000
Weighted average exercise price, Balance					$ 0.36
Weighted average exercise price, Granted						$ 0.36
Weighted average exercise price, Forfeited						0.36
Weighted average exercise price, Balance					$ 0.36	$ 0.36
Weighted average remaining contractual term, Balance (in years)					2 years 6 months	3 years 6 months
Liqxtal Technology Inc | Stock options 2021 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Balance					910,000
Number of units/shares, Granted						1,000,000
Number of units/shares, Exercised					(840,000)
Number of units/shares, Forfeited					(70,000)	(90,000)
Number of units/shares, Balance						910,000
Weighted average exercise price, Balance					$ 0.65
Weighted average exercise price, Granted						$ 0.65
Weighted average exercise price, Exercised					0.65
Weighted average exercise price, Forfeited					$ 0.65	0.65
Weighted average exercise price, Balance						$ 0.65
Weighted average remaining contractual term, Balance (in years)						1 year